Asset Quality (Consumer Real Estate Secured Asset Quality Indicators) (Details) - USD ($) $ in Millions	Dec. 31, 2019		Dec. 31, 2018		Dec. 31, 2017
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	$ 239,843	[1],[2]	$ 226,245	[1],[2]	$ 220,458
Home Equity
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	25,085		26,123
Home Equity | FICO Score- Greater than 660
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	22,245		22,996
Home Equity | FICO Score- Less than or equal to 660
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	2,019		2,210
Home Equity | No FICO score available
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	278		238
Home Equity | Purchased Impaired Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	543		679
Home Equity | Government Insured or Guaranteed Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans
Home Equity | LTV greater than or equal to 125%
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	366		461
Home Equity | LTV greater than or equal to 100% to less than 125%
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	877		1,020
Home Equity | LTV greater than or equal to 90% to less than 100%
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	1,047		1,174
Home Equity | LTV less than 90%
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	22,068		22,644
Home Equity | No LTV ratio available
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	184		145
Residential Real Estate
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	21,821		18,657
Residential Real Estate | FICO Score- Greater than 660
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	19,341		15,956
Residential Real Estate | FICO Score- Less than or equal to 660
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	569		585
Residential Real Estate | No FICO score available
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	151		93
Residential Real Estate | Purchased Impaired Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	1,176		1,338
Residential Real Estate | Government Insured or Guaranteed Loans
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	584		685
Residential Real Estate | LTV greater than or equal to 125%
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	112		116
Residential Real Estate | LTV greater than or equal to 100% to less than 125%
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	221		255
Residential Real Estate | LTV greater than or equal to 90% to less than 100%
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	340		335
Residential Real Estate | LTV less than 90%
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	19,305		15,922
Residential Real Estate | No LTV ratio available
Financing Receivable, Credit Quality Indicator [Line Items]
Total Loans	$ 83		$ 6

[1]
Net of unearned income, unamortized deferred fees and costs on originated loans, and premiums or discounts on purchased loans totaling $1.1 billion and $1.2 billion December 31, 2019 and 2018, respectively.

[2]
Our consolidated assets included the following for which we have elected the fair value option: Loans held for sale of $1.1 billion, Loans of $.7 billion, and Other assets of
$.1 billion at December 31, 2019 and Loans held for sale of $.9 billion, Loans of $.8 billion, and Other assets of $.2 billion at December 31, 2018.